Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Condensed Consolidated Statements of Operations
General and administrative	$ 700,898		$ 264,220		$ 2,967,812		$ 644,619
Research and development	400,000						2,685,334
Total operating expenses	1,100,898		264,220		2,967,812		3,329,953
Loss from operations	(1,100,898)		(264,220)		(2,967,812)		(3,329,953)
Other income (expense):
Interest expense, related parties	(18,638)		(115,512)		(215,903)		(338,882)
Interest income			52,206		76,589		122,526
Forgiveness of unrelated vendor payables					2,142,297
Change in fair value of deferred underwriting fee - paid in common stock					(196,000)
Change in the fair value of warrant liability	(4,178)		0		54,312		0
Loss on exchange of common stock for warrants					(1,740,000)
Fair value of common stock to be issued for contingent liability					(7,360,000)
Total other expense, net	(22,816)		(63,306)		(7,238,705)		(216,356)
Net loss	$ (1,123,714)		$ (327,526)		$ (10,206,517)		$ (3,546,309)
Weighted average shares outstanding - basic (in shares)	35,999,589	[1]	17,500,000	[1]	23,753,561	[2]	17,500,000	[2]
Weighted average shares outstanding - diluted (in shares)	35,999,589	[1]	17,500,000	[1]	23,753,561	[2]	17,500,000	[2]
Basic net loss per share (in dollars per share)	$ (0.03)	[1]	$ (0.02)	[1]	$ (0.43)	[2]	$ (0.2)	[2]
Diluted net loss per share (in dollars per share)	$ (0.03)	[1]	$ (0.02)	[1]	$ (0.43)	[2]	$ (0.20)	[2]

[1]	Shares and per share data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.
[2]	Shares and per share data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.